SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Health Care Fund
Scudder Global Biotechnology Fund
Scudder Technology Innovation Fund

Supplement to the prospectus dated October 1, 2003
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Effective   January  1,  2004,   Scudder   Health  Care  Fund,   Scudder  Global
Biotechnology Fund and Scudder Technology Innovation Fund are no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.


December 31, 2003